Stock-Based Compensation (Details)		9 Months Ended	12 Months Ended
	Jul. 29, 2022 Employee shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 01, 2023 shares	Jan. 31, 2022 shares	Jan. 01, 2022	Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of aggregate number of outstanding shares of common stock						10.00%
Weighted-average Black-Scholes value per stock option | $ / shares		$ 10.47	$ 25.67
2020 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares available for grant			0
Two Thousand and Twenty One Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized				68,288	36,983
Shares available for future grant		33,283	58,707
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years	4 years
Board of Directors Chairman [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price based on estimated fair market value of common stock		100.00%	100.00%
Subsequent Event [Member] | Two Thousand and Twenty One Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized				68,288
Restricted Stock Units (RSUs) [Member] | 2020 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, granted			13,154
Incentive Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period		5 years	5 years
Incentive Stock Options [Member] | Scenario One [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price based on estimated fair market value of common stock		110.00%	110.00%
Time-Based Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting, description			Under time-based vesting conditions, the Rollover RSU awards vest quarterly over one year for grants to the Board of Directors and quarterly over four years or 25% on the one year anniversary and the remainder vesting monthly thereafter for grants to officers, employees and consultants.
Rollover Restricted Stock Units Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year 4 months 24 days	2 years 4 months 24 days
Awards outstanding		3,006	7,290				13,154
Awards vested, and unissued		1,371	3,435
Awards, forfeited			2,429
Awards, expected to vest		1,635	7,290
Unrecognized stock-based compensation expense related to awards | $		$ 131,185	$ 204,030
Unrecognized stock-based compensation expense, expected period for recognition		1 year 4 months 24 days	2 years 1 month 6 days
Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, granted		25,424	15,708
Vesting, description		(i) vest fully on the date of grant; (ii) vest 25% on the one year anniversary of the grant date or the employees hiring date, with the remainder vesting quarterly thereafter; or (iii) vest quarterly over one year, for grants to Board of Directors, officers and employees.	which vest 25% on the one year anniversary of the grant date or the employees hiring date, with the remainder vesting quarterly thereafter for grants to officers and employees.
Vesting percentage	100.00%
Number of employees | Employee	9
Shares, Granted	5,590
Unrecognized stock-based compensation expense related to stock options | $		$ 75,191	$ 98,633
Stock options, maximum term	3 years	10 years	10 years
Unrecognized stock-based compensation expense, expected period for recognition		2 years 4 months 24 days	3 years 2 months 12 days
Stock options, minimum term		3 years
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%	25.00%
Time-based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting, description		Under time-based vesting conditions, the Rollover RSU awards vest quarterly over one year for grants to the Board of Directors and quarterly over four years or 25% on the one year anniversary and the remainder vesting monthly thereafter for grants to officers, employees and consultants.
Time-based Restricted Stock Units [Member] | Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Vesting, description		RSU awards vest quarterly over one year for grants to the Board of Directors
Time-based Restricted Stock Units [Member] | Officers, Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting, description		quarterly over four years or 25% on the one year anniversary and the remainder vesting monthly thereafter for grants to officers, employees and consultants
Time-based Restricted Stock Units [Member] | Officers, Employees and Consultants [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Time-based Restricted Stock Units [Member] | Scenario Two [Member] | Officers, Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years